Portfolio of Investments

July 31, 2019 (unaudited)

The Multi Asset Fund

	Shares/Principal		Value
POOLED INVESTMENT VEHICLES — 29.6%
GUERNSEY — 3.8%
International Public Partnerships Ltd.	50,370		$98,183
NextEnergy Solar Fund Ltd.	40,290		57,326
Renewables Infrastructure Group Ltd. (The)	49,238		75,977
TwentyFour Income Fund Ltd.	135,824		187,475
			418,961
IRELAND — 2.5%
Aspect Core Trend Fund	2,741		273,312

LUXEMBOURG — 0.5%
BBGI SICAV SA	31,043		58,892

SINGAPORE — 0.3%
Keppel Infrastructure Trust	73,100		27,131

UNITED KINGDOM — 3.3%
3i Infrastructure PLC	10,000		34,586
Foresight Solar Fund Ltd.	40,290		57,081
Greencoat UK Wind PLC	25,049		42,284
Hicl Infrastructure PLC	91,100		182,577
John Laing Environmental Assets Group Ltd.	32,782		46,843
			363,371
UNITED STATES — 19.2%
Credit Suisse Managed Futures Strategy Fund, Class I*	25,800		266,514
The Emerging Markets Fund, Class K(1)	13,761		278,802
The International Equity Fund, Class K(1)	94,255		1,203,636
The U.S. Equity Growth Fund, Class K*,(1)	19,082		346,536
			2,095,488
Total Pooled Investment Vehicles (cost $3,100,137)			3,237,155

INFLATION INDEXED BONDS — 17.7%
FRANCE — 2.0%
French Republic Government Bond OAT, 0.70%, 07/25/30	EUR	164,435	221,730

GERMANY — 2.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/26	EUR	174,228	214,527

JAPAN — 3.0%
Japanese Government CPI Linked Bond, 0.10%, 03/10/27	JPY	34,171,340	326,197

MEXICO — 2.0%
Mexican Udibonos, Series S, 4.50%, 12/04/25	MXN	3,821,826	212,580

UNITED STATES — 8.7%
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/20	535,959		529,671

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

	Shares/Principal		Value
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26	416,131		$425,959
			955,630

Total Inflation Indexed Bonds (cost $1,872,149)			1,930,664

FOREIGN GOVERNMENT BONDS — 13.3%
ARGENTINA — 0.4%
Argentine Republic Government International Bond, 4.63%, 01/11/23	ARS	58,000	48,576

CHILE — 2.2%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	135,000,000	236,243

COLOMBIA — 1.3%
Colombian TES, Series B, 7.00%, 06/30/32	COP	424,000,000	138,369

DOMINICAN REPUBLIC — 0.7%
Dominican Republic International Bond, 11.50%, 05/10/24	DOP	3,500,000	75,662

INDONESIA — 2.2%
Indonesian Treasury Bond, 9.00%, 03/15/29	IDR	3,035,000,000	238,963

IVORY COAST (COTE D’IVOIRE) — 1.0%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	111,643

MALAYSIA — 1.8%
Malaysian Government Bond, 3.91%, 07/15/26	MYR	810,000	200,379

PERU — 2.9%
Peruvian Government Bond, 6.15%, 08/12/32	PEN	935,000	321,044

POLAND — 0.8%
Republic of Poland Government Bond, 2.50%, 07/25/27	PLN	320,000	85,103

Total Foreign Government Bonds (cost $1,363,679)			1,455,982

CORPORATE BONDS — 10.4%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22	6,000		6,123

CANADA — 0.3%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44	21,000		18,228
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	4,000		4,215
Vermilion Energy, Inc., 5.63%, 03/15/25	7,000		6,782
			29,225
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39	14,000		19,968
Orange SA, 9.00%, 03/01/31	12,000		18,473
			38,441
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	6,000		6,690

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

	Shares/Principal	Value
NORWAY — 0.2%
Equinor ASA, 6.13%, 11/27/28	10,000	$17,180

SWITZERLAND — 1.4%
UBS AG, Zero cpn., 02/05/20	690	81,820
UBS AG, Zero cpn., 02/05/20	630	73,918
		155,738
UNITED KINGDOM — 0.3%
British Land Co. PLC (The), 5.26%, 09/24/35	10,000	16,574
EnQuest PLC, 7.00%, PIK, 04/15/22	6,021	4,946
HSBC Holdings PLC, 5.75%, 12/20/27	11,000	16,395
		37,915
UNITED STATES — 7.7%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	4,150
Adient US LLC, 7.00%, 05/15/26	2,000	2,025
Antero Resources Corp., 5.13%, 12/01/22	7,000	6,685
Aramark Services, Inc., 5.00%, 02/01/28	4,000	4,170
AT&T, Inc., 5.25%, 03/01/37	16,000	18,149
Blue Cube Spinco LLC, 9.75%, 10/15/23	6,000	6,600
Booking Holdings, Inc., 3.60%, 06/01/26	17,000	17,871
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	6,000	6,120
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22	9,000	9,101
CenturyLink, Inc., Series P, 7.60%, 09/15/39	8,000	7,460
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,000	3,266
Citigroup, Inc., 8.13%, 07/15/39	12,000	19,343
Colfax Corp., 6.00%, 02/15/24	5,000	5,295
Darling Ingredients, Inc., 5.25%, 04/15/27	6,000	6,235
Dell International LLC / EMC Corp., 7.13%, 06/15/24	7,000	7,403
Enviva Partners LP / Enviva Partners Finance Corp., 8.50%, 11/01/21	4,000	4,125
FirstCash, Inc., 5.38%, 06/01/24	8,000	8,260
Fortive Corp., 3.15%, 06/15/26	17,000	17,045
Freeport-McMoRan, Inc., 3.55%, 03/01/22	8,000	8,021
frontdoor, Inc., 6.75%, 08/15/26	3,000	3,195
General Electric Co., Series MTN, 5.55%, 01/05/26	15,000	16,831
Graham Holdings Co., 5.75%, 06/01/26	9,000	9,587
GS Finance Corp., Zero cpn., 05/24/21	300,000	313,230
Hanesbrands, Inc., 4.63%, 05/15/24	5,000	5,189
HCA, Inc., 5.88%, 02/15/26	6,000	6,645
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	6,000	5,955
IQVIA, Inc., 4.88%, 05/15/23	4,000	4,091
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	7,000	7,227
L Brands, Inc., 6.88%, 11/01/35	7,000	6,230
LABL Escrow Issuer LLC, 6.75%, 07/15/26	4,000	4,080
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,645
Liberty Interactive LLC, 4.00%, 11/15/29	8,294	5,920

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

	Shares/Principal	Value
LKQ Corp., 4.75%, 05/15/23	4,000	$4,066
Matador Resources Co., 5.88%, 09/15/26	6,000	5,928
Match Group, Inc., 5.00%, 12/15/27	6,000	6,292
MEDNAX, Inc., 5.25%, 12/01/23	4,000	3,993
Meritor, Inc., 6.25%, 02/15/24	5,000	5,150
Mueller Water Products, Inc., 5.50%, 06/15/26	4,000	4,170
Netflix, Inc., 4.38%, 11/15/26	9,000	9,079
Netflix, Inc., 4.88%, 04/15/28	2,000	2,066
Penske Automotive Group, Inc., 5.50%, 05/15/26	9,000	9,315
Praxair, Inc., 3.20%, 01/30/26	17,000	17,823
PTC, Inc., 6.00%, 05/15/24	11,000	11,509
QVC, Inc., 4.38%, 03/15/23	4,000	4,107
Range Resources Corp., 5.75%, 06/01/21	7,000	6,930
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,357
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	9,000	8,910
Santander Holdings USA, Inc., 4.40%, 07/13/27	17,000	17,985
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	4,000	4,090
Scientific Games International, Inc., 5.00%, 10/15/25	4,000	4,090
Scientific Games International, Inc., 8.25%, 03/15/26	3,000	3,211
Sealed Air Corp., 5.50%, 09/15/25	9,000	9,742
Sensata Technologies BV, 5.00%, 10/01/25	7,000	7,367
Service Corp. International, 5.13%, 06/01/29	4,000	4,210
Sirius XM Radio, Inc., 5.38%, 04/15/25	12,000	12,450
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000	5,112
Sprint Corp., 7.25%, 09/15/21	4,000	4,295
Sprint Corp., 7.63%, 03/01/26	4,000	4,470
Tenet Healthcare Corp., 4.63%, 07/15/24	6,000	6,112
Tesla Energy Operations, Inc., 1.63%, 11/01/19	7,000	6,872
Townsquare Media, Inc., 6.50%, 04/01/23	6,000	5,910
TransDigm, Inc., 6.25%, 03/15/26	8,000	8,390
TTM Technologies, Inc., 5.63%, 10/01/25	4,000	3,900
VeriSign, Inc., 5.25%, 04/01/25	11,000	11,880
Verisk Analytics, Inc., 4.13%, 03/15/29	18,000	19,510
Weight Watchers International, Inc., 8.63%, 12/01/25	5,000	4,856
Wolverine World Wide, Inc., 5.00%, 09/01/26	6,000	6,000
WP Carey, Inc., 4.25%, 10/01/26	17,000	17,844
XPO Logistics, Inc., 6.50%, 06/15/22	6,000	6,095
		841,235

Total Corporate Bonds (cost $1,058,502)		1,132,547

REITS — 7.2%
FRANCE — 1.0%
Covivio	248	25,353

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

	Shares/Principal	Value
Gecina SA	250	$38,358
ICADE	470	40,843
		104,554
GUERNSEY — 0.3%
UK Commercial Property REIT Ltd.	33,800	34,158

IRELAND — 0.6%
Hibernia REIT PLC	42,040	70,273

ITALY — 0.2%
Immobiliare Grande Distribuzione SIIQ SpA	3,000	19,328

NETHERLANDS — 0.2%
Vastned Retail NV	660	19,325

SPAIN — 0.2%
Merlin Properties Socimi SA	1,900	25,942

UNITED KINGDOM — 4.7%
British Land Co. PLC (The)	25,240	155,815
Hammerson PLC	46,254	119,957
Land Securities Group PLC	16,680	161,425
LondonMetric Property PLC	16,040	39,598
LXI REIT PLC	10,560	16,746
Tritax Big Box REIT PLC	9,500	17,657
		511,198
Total REITs (cost $909,683)		784,778

COMMON STOCKS — 6.9%
CANADA — 0.4%
Hydro One Ltd.	2,300	40,622
GERMANY — 2.1%
ADO Properties SA	285	12,286
Deutsche Wohnen SE	3,830	139,673
LEG Immobilien AG	330	38,056
Vonovia SE	775	37,839
		227,854
ITALY — 0.3%
Italgas SpA	6,030	38,102

MALAYSIA — 0.3%
Tenaga Nasional Bhd	8,800	29,376

SOUTH KOREA — 0.2%
Korea Electric Power Corp. ADR*	1,700	19,941
Korea Electric Power Corp.*	226	5,321
		25,262
SPAIN — 0.4%
EDP Renovaveis SA	3,900	40,064

UNITED KINGDOM — 1.1%
John Laing Group PLC	26,560	124,111

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

	Shares/Principal		Value
UNITED STATES — 2.1%
Ameren Corp.	470		$35,574
Avangrid, Inc.	650		32,858
Consolidated Edison, Inc.	440		37,382
Eversource Energy	260		19,724
Exelon Corp.	355		15,996
TerraForm Power, Inc., Class A	4,720		72,735
WEC Energy Group, Inc.	225		19,229
			233,498
Total Common Stocks (cost $734,590)			758,889

COLLATERALIZED LOAN OBLIGATIONS — 3.6%
IRELAND — 1.5%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30(2)	150,000		167,136

NETHERLANDS — 2.1%
Ares European CLO IX BV, 1.10%, FRN, (3 Month EURIBOR + 1.10%), 10/14/30(2)	100,000		109,327
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31(2)	110,000		122,226
			231,553

Total Collateralized Loan Obligations (cost $404,331)			398,689

TREASURY BILLS — 2.5%
UNITED STATES — 2.5%
U.S. Treasury Bill, 08/01/19(3)	270,000		270,000
Total Treasury Bills (cost $270,000)			270,000

SOVEREIGN DEBTS — 2.1%
EGYPT — 2.1%
Egyptian Treasury Bills, 11/26/19(3)	EGP	4,050,000	231,623
Total Sovereign Debts (cost $215,003)			231,623
TOTAL INVESTMENTS — 93.3% (cost $9,928,074)			$10,200,327
Other assets less liabilities — 6.7%			731,960
NET ASSETS — 100.0%			$10,932,287

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	Variable rate security.
(3)	Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

A summary of the Fund’s transactions with affiliated funds during the period ended July 31, 2019 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2019	Value at April 30, 2019	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at July 31, 2019	Value at July 31, 2019
The Emerging Markets Fund, Class K	13,761	$285,408	$—	$—	$—	$(6,606)	$—	$—	13,761	$278,802
The International Equity Fund, Class K	94,255	1,208,349	—	—	—	(4,713)	—	—	94,255	1,203,636
The U.S. Equity Growth Fund, Class K	19,082	332,796	—	—	—	13,740	—	—	19,082	346,536
	127,098	$1,826,553	$—	$—	$—	$2,421	$—	$—	127,098	$1,828,974

Open futures contracts outstanding at July 31, 2019:

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at July 31, 2019	Unrealized Appreciation (Depreciation)
10 Year Mini JGB Futures	September 2019	(2)	$(282,783)	$(695)
Euro — Bund Futures	September 2019	(1)	(193,803)	(5,274)
Euro — OAT Futures	September 2019	(1)	(185,124)	(6,303)
US 10 Year Ultra Futures	September 2019	(4)	(509,688)	(8,762)
				$(21,034)

Open forward foreign currency contracts outstanding at July 31, 2019:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	8/14/2019	AUD	1,060,000	USD	744,735	$19,467	$—
The Bank of New York Mellon	8/14/2019	EUR	2,135,800	USD	2,411,600	44,553	—
The Bank of New York Mellon	8/14/2019	GBP	2,023,000	USD	2,545,776	83,873	—
The Bank of New York Mellon	8/14/2019	JPY	47,400,000	USD	439,984	3,827	—
The Bank of New York Mellon	8/15/2019	USD	51,216	KZT	19,800,000	145	—
The Bank of New York Mellon	8/21/2019	KRW	895,000,000	USD	764,813	10,033	—
The Bank of New York Mellon	8/22/2019	USD	423,932	NOK	3,690,000	—	(7,025)
The Bank of New York Mellon	8/29/2019	HUF	56,600,000	USD	195,569	3,117	—
The Bank of New York Mellon	8/29/2019	USD	220,310	JPY	23,800,000	—	(1,066)
The Bank of New York Mellon	9/5/2019	RUB	6,950,000	USD	106,062	—	(2,532)
The Bank of New York Mellon	9/12/2019	COP	640,000,000	USD	199,026	4,482	—
The Bank of New York Mellon	9/12/2019	USD	192,568	COP	640,000,000	1,976	—
The Bank of New York Mellon	9/26/2019	CAD	269,000	USD	205,891	1,853	—

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	9/26/2019	KRW	219,000,000	USD	189,066	$4,420	$—
The Bank of New York Mellon	9/26/2019	PHP	11,300,000	USD	216,136	—	(5,191)
The Bank of New York Mellon	9/26/2019	USD	112,159	ARS	5,350,000	556	—
The Bank of New York Mellon	9/26/2019	USD	217,916	BRL	840,000	1,208	—
The Bank of New York Mellon	9/26/2019	USD	205,522	CLP	143,400,000	—	(1,767)
The Bank of New York Mellon	9/26/2019	USD	210,823	IDR	3,070,000,000	5,179	—
The Bank of New York Mellon	9/26/2019	USD	79,158	KRW	94,000,000	96	—
The Bank of New York Mellon	9/26/2019	ZAR	1,570,000	USD	108,248	—	(452)
The Bank of New York Mellon	10/10/2019	EUR	99,500	USD	112,831	2,045	—
The Bank of New York Mellon	1/23/2020	EUR	189,000	USD	215,908	3,639	—
Total unrealized appreciation (depreciation)						$190,469	$(18,033)
Net unrealized appreciation (depreciation)							$172,436

ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
EURIBOR	-	Euro Inter Bank Offer Rate
FRN	-	Floating Rate Note
GBP	-	Great Britain Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment-in Kind
PLN	-	Polish Zloty
REIT	-	Real Estate Investment Trust
RUB	-	Russian Ruble
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Assets:
Pooled Investment Vehicles	$2,986,125	$251,030	$—	$3,237,155
Inflation Indexed Bonds	—	1,930,664	—	1,930,664
Foreign Government Bonds	—	1,455,982	—	1,455,982
Corporate Bonds	—	1,132,547	—	1,132,547
REITs	303,982	480,796	—	784,778
Common Stocks	346,411	412,478	—	758,889
Collateralized Loan Obligations	—	398,689	—	398,689
Treasury Bills	270,000	—	—	270,000
Sovereign Debts	—	231,623	—	231,623
Total Investments in Securities	$3,906,518	$6,293,809	$—	$10,200,327
Other Financial Instruments(1)
Forward Foreign Currency Contracts	—	190,469	—	190,469
Total Investments in Securities and Other Financial Instruments	$3,906,518	$6,484,278	$—	$10,390,796

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.

Investments in Securities	Level 1	Level 2	Level 3	Total

Liabilities:

Other Financial Instruments(1)
Forward Foreign Currency Contracts	$—	$18,033	$—	$18,033
Futures Contracts	21,034	—	—	21,034
Total Other Financial Instruments	$21,034	$18,033	$—	$39,067

(1)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2019.